Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Apr. 27, 2026 USD ($) $ / shares
Subsequent Events [Line Items]
Shares repurchase | $	$ 2.5
Expiration date	Apr. 09, 2026
Ceiling price per share | $ / shares	$ 6